Investments in Mortgage Revenue Bonds	12 Months Ended
Dec. 31, 2015
Investments In Mortgage Revenue Bonds [Abstract]
Investments in Debt and Equity Instruments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses) [Text Block]

5. Investments in Mortgage Revenue Bonds

Each of the mortgage revenue bonds were issued by various state and local governments, their agencies and authorities to finance the construction or rehabilitation of income-producing real estate properties. However, the mortgage revenue bonds do not constitute an obligation of any state or local government, agency or authority and no state or local government, agency or authority is liable on them, nor is the taxing power of any state or local government pledged to the payment of principal or interest on the mortgage revenue bonds. The mortgage revenue bonds are non-recourse obligations of the respective owners of the properties. The sole source of the funds to pay principal and interest on the mortgage revenue bonds is the net cash flow or the sale or refinancing proceeds from the properties. Each mortgage revenue bond, however, is collateralized by a mortgage on all real and personal property included in the related property and bears interest at a fixed rate and two of the mortgage revenue bonds provide for the payment of additional contingent interest that is payable from available net cash flow generated by the financed property.

The following tables present information regarding the mortgage revenue bonds owned by the Partnership as of December 31, 2015 and 2014:

	December 31, 2015
Description of Mortgage Revenue Bonds Held in Trust	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Arbors at Hickory Ridge (3)	$11,565,657	$1,767,508	$-	$13,333,165
Ashley Square (1)	5,099,000	508,163	-	5,607,163
Avistar at Chase Hill - Series A (3)	9,935,552	1,133,024	-	11,068,576
Avistar at the Crest - Series A (3)	9,637,485	1,301,224	-	10,938,709
Avistar at the Oaks - Series A (3)	7,777,936	840,159	-	8,618,095
Avistar at the Parkway - Series A (4)	13,300,000	330,251	-	13,630,251
Avistar in 09 - Series A (3)	6,715,948	725,445	-	7,441,393
Avistar on the Boulevard - Series A (3)	16,418,497	1,872,323	-	18,290,820
Avistar on the Hills - Series A (3)	5,373,756	693,096	-	6,066,852
Bella Vista (1)	6,430,000	766,135	-	7,196,135
Bridle Ridge (1)	7,595,000	817,222	-	8,412,222
Brookstone (1)	7,468,668	1,436,203	-	8,904,871
Bruton Apartments (2)	18,145,000	1,901,839	-	20,046,839
Columbia Gardens (2)	15,224,597	-	-	15,224,597
Concord at Gulfgate - Series A (2)	17,060,000	852,612	-	17,912,612
Concord at Little York - Series A (2)	12,480,000	688,441	-	13,168,441
Concord at Williamcrest - Series A (2)	18,020,000	1,182,543	-	19,202,543
Copper Gate Apartments (3)	5,185,000	616,341	-	5,801,341
Cross Creek (1)	6,101,605	2,932,689	-	9,034,294
Decatur Angle (2)	23,000,000	1,582,083	-	24,582,083
Glenview Apartments - Series A (4)	4,670,000	210,572	-	4,880,572
Greens Property - Series A (3)	8,294,000	1,138,270	-	9,432,270
Harden Ranch - Series A (3)	6,960,000	668,981	-	7,628,981
Heritage Square - Series A (4)	11,185,000	273,488	-	11,458,488
Lake Forest (1)	8,766,000	1,177,745	-	9,943,745
Live 929 Apartments (2)	40,801,557	5,829,855	-	46,631,412
Montclair Apartments - Series A (4)	2,530,000	114,079	-	2,644,079
Pro Nova 2014-1 and 2014-2 (2)	19,379,489	1,182,900	-	20,562,389
Ohio Properties - Series A (1)	14,311,000	2,690,867	-	17,001,867
Renaissance - Series A (4)	11,450,959	1,233,077	-	12,684,036
Runnymede (1)	10,350,000	1,600,938	-	11,950,938
Santa Fe Apartments - Series A (4)	3,065,000	154,067	-	3,219,067
Silver Moon - Series A (4)	7,983,811	1,246,349	-	9,230,160
Southpark (1)	11,799,874	3,990,882	-	15,790,756
The Palms at Premier Park Apartments (3)	20,001,272	2,505,091	-	22,506,363
Tyler Park Townhomes - Series A (3)	6,075,000	487,209	-	6,562,209
Vantage at Harlingen - Series B (4)	24,575,000	1,765,139	-	26,340,139
Vantage at Judson -Series B (4)	26,540,000	2,613,606	-	29,153,606
Westside Village Market - Series A (3)	3,970,000	202,340	-	4,172,340
Willow Run (2)	15,224,591	-	-	15,224,591
Woodlynn Village (1)	4,351,000	466,471	-	4,817,471
Mortgage revenue bonds held in trust	$484,817,254	$51,499,227	$-	$536,316,481

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bond held by Deutsche Bank in a secured financing transaction, see Note 12

(3) Bonds owned by ATAX TEBS II, LLC, see Note 12

(4) Bonds owned by ATAX TEBS III, LLC, see Note 12

	December 31, 2015
Description of Mortgage Revenue Bonds	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Avistar at Chase Hill - Series B	$961,981	$109,878	$-	$1,071,859
Avistar at the Crest - Series B	756,626	86,428	-	843,054
Avistar at the Oaks - Series B	553,244	63,533	-	616,777
Avistar at the Parkway - Series B	125,000	-	(979)	124,021
Avistar in 09 - Series B	456,376	52,409	-	508,785
Avistar on the Boulevard - Series B	449,589	51,356	-	500,945
Concord at Gulfgate - Series B	2,125,000	76,802	-	2,201,802
Concord at Little York - Series B	960,000	-	(6,711)	953,289
Concord at Williamcrest - Series B	2,800,000	-	(19,573)	2,780,427
Crossing at 1415	7,925,000	214,091	-	8,139,091
Glenview Apartments - Series B	2,053,000	-	(7,329)	2,045,671
Greens Property - Series B	943,214	142,442	-	1,085,656
Heights at 515	6,945,000	185,268	-	7,130,268
Heritage Square - Series B	520,000	6,185	-	526,185
Montclair Apartments - Series B	928,000	-	(2,506)	925,494
Ohio Properties - Series B	3,562,190	514,997	-	4,077,187
Santa Fe Apartments - Series B	1,671,000	-	(5,965)	1,665,035
Seasons at Simi Valley	6,320,000	404,110	-	6,724,110
Sycamore Walk	5,447,000	-	-	5,447,000
Mortgage revenue bonds	$45,502,220	$1,907,499	$(43,063)	$47,366,656

	December 31, 2014
Description of Mortgage Revenue Bonds Held in Trust	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Arbors at Hickory Ridge (3)	$11,570,933	$1,792,303	$-	$13,363,236
Ashley Square (1)	5,159,000	486,559	-	5,645,559
Avistar at Chase Hill - Series A (3)	10,000,000	1,196,800	-	11,196,800
Avistar at the Crest - Series A (3)	9,700,000	1,419,692	-	11,119,692
Avistar at the Oaks - Series A (3)	7,800,000	869,622	-	8,669,622
Avistar in 09 - Series A (3)	6,735,000	750,885	-	7,485,885
Avistar on the Boulevard - Series A (3)	16,525,000	2,418,599	-	18,943,599
Avistar on the Hills - Series A (3)	5,389,000	743,520	-	6,132,520
Bella Vista (1)	6,490,000	625,571	-	7,115,571
Bridle Ridge (1)	7,655,000	659,249	-	8,314,249
Brookstone (1)	7,468,888	1,360,589	-	8,829,477
Bruton Apartments (2)	18,145,000	1,455,955	-	19,600,955
Copper Gate Apartments (3)	5,220,000	563,656	-	5,783,656
Cross Creek (1)	6,074,817	2,542,262	-	8,617,079
Decatur Angle (2)	23,000,000	919,540	-	23,919,540
Greens Property - Series A (3)	8,366,000	1,005,119	-	9,371,119
Harden Ranch - Series A (3)	6,960,000	511,421	-	7,471,421
Lake Forest (1)	8,886,000	1,003,614	-	9,889,614
Live 929 Apartments (2)	40,895,739	3,797,745	-	44,693,484
Pro Nova 2014-1 and 2014-2 (2)	20,095,169	1,043,431	-	21,138,600
Ohio Properties - Series A (1)	14,407,000	2,444,034	-	16,851,034
Runnymede (1)	10,440,000	1,385,910	-	11,825,910
Southpark (1)	11,842,206	3,743,692	-	15,585,898
The Palms at Premier Park Apartments (3)	20,152,000	2,680,619	-	22,832,619
The Suites on Paseo (2)	35,450,000	3,193,691	-	38,643,691
Tyler Park Apartments - Series A (3)	6,075,000	345,060	-	6,420,060
Westside Village Market - Series A (3)	3,970,000	225,496	-	4,195,496
Woodlynn Village (1)	4,390,000	376,706	-	4,766,706
Mortgage revenue bonds held in trust	$338,861,752	$39,561,340	$-	$378,423,092

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bond held by Deutsche Bank in a secured financing transaction, see Note 12

(3) Bonds owned by ATAX TEBS II, LLC, see Note 12

	December 31, 2014
Description of Mortgage Revenue Bonds	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Avistar at Chase Hill - Series B	$965,000	$144,769	$-	$1,109,769
Avistar at the Crest - Series B	759,000	124,286	-	883,286
Avistar at the Oaks - Series B	554,000	54,325	-	608,325
Avistar in 09 - Series B	457,000	50,608	-	507,608
Avistar on the Boulevard - Series B	451,000	73,851	-	524,851
Greens Property - Series B	945,638	376,203	-	1,321,841
Glenview Apartments	6,723,000	-	-	6,723,000
Harden Ranch - Series B	2,340,000	-	(1,501)	2,338,499
Heritage Square	11,705,000	1,109,125	-	12,814,125
Montclair Apartments	3,458,000	-	-	3,458,000
Ohio Properties - Series B	3,573,430	668,542	-	4,241,972
Renaissance	12,675,000	1,055,807	-	13,730,807
Santa Fe Apartments	4,736,000	-	-	4,736,000
Tyler Park - Series B	2,025,000	-	(17,395)	2,007,605
Vantage at Harlingen	6,692,000	707,813	-	7,399,813
Vantage at Judson	6,049,000	717,230	-	6,766,230
Westside Village - Series B	1,430,000	-	(686)	1,429,314
Mortgage revenue bonds	$65,538,068	$5,082,559	$(19,582)	$70,601,045

Valuation - As all of the Partnership’s investments in mortgage revenue bonds are classified as available-for-sale securities, they are carried on the balance sheets at their estimated fair values. As of December 31, 2015, the weighted average base rate of the mortgage revenue bonds reported in the consolidated financial statements was approximately 6.3% per annum. Due to the limited market for the mortgage revenue bonds, these estimates of fair value do not necessarily represent what the Partnership would actually receive in a sale of the bonds. There is no active trading market for the bonds and price quotes for the bonds are not generally available. As of December 31, 2015 and December 31, 2014, all of the Partnership’s mortgage revenue bonds were valued using discounted cash flow or yield to maturity analysis performed by management. The Partnership’s valuation encompasses judgment in its application. The key assumption in the Partnership’s yield to maturity analysis is the range of effective yields on the individual bonds. At December 31, 2015, the range of effective yields on the individual bonds was 4.2% to 12.1% per annum. Additionally, the Partnership calculated the sensitivity of the key assumption used in calculating the fair values of these bonds. Assuming an immediate ten percent adverse change in the key assumption, the effective yields on the individual bonds would increase to a range of 4.6% to 13.3% per annum and would result in additional unrealized losses on the bond portfolio of approximately $35.7 million. This sensitivity analysis is hypothetical and is as of a specific point in time. The results of the sensitivity analysis may not be indicative of actual changes in fair value and should be used with caution. If available, the Partnership may also consider price quotes on similar bonds or other information from external sources, such as pricing services. Pricing services, broker quotes and the Partnership’s analysis provide indicative pricing only.

Unrealized gains or losses on these mortgage revenue bonds are recorded in accumulated other comprehensive income (loss) to reflect changes in their estimated fair values resulting from market conditions and fluctuations in the present value of the expected cash flows from the underlying properties. The Partnership has reviewed each of its mortgage revenue bonds for impairment. Based upon this evaluation, the current unrealized losses on these six bonds are not considered to be other-than-temporary. If yields on new issuance of investments increase, the Partnership experiences deterioration in the estimated fair values of its investment portfolio, or if the Partnership’s intent and ability to hold certain bonds changes, the Partnership may incur impairments to its investment portfolio which could negatively impact the Company’s financial condition, cash flows, and reported earnings. The Partnership has the intent and ability to hold  these mortgage revenue bonds until their stated maturity. The Partnership’s ability to recover the mortgage revenue bonds’ entire amortized cost basis is dependent upon the issuer being able to meet debt service requirements. The primary source of repayment is the cash flows produced by the property which serves as the collateral for the bonds. The Partnership utilizes a discounted cash flow model for the underlying property and compares the results of the model to the amortized cost basis of the bond. These models reflect the cash flows expected to be generated by the underlying properties over a ten year period, including an assumed property sale at the end of year ten, discounted using the effective interest rate on the bonds in accordance with the accounting guidance on other-than-temporary impairment of debt securities. The revenue, expense, and resulting net operating income projections which are the basis for the discounted cash flow model are based on judgment.

Recent Bond Activity

In December 2015, the partnership acquired the following mortgage revenue bonds.

•

The Partnership acquired a Series 2015 mortgage revenue bond with a par value of $15.0 million. This mortgage revenue bond is secured by Columbia Gardens Apartments, a 188 unit multifamily residential complex located in Columbia, South Carolina.

•

The Partnership acquired a Series 2015 mortgage revenue bond with a par value of $15.0 million. This mortgage revenue bond is secured by Willow Run Apartments, a 200 unit multifamily residential complex located in Columbia, South Carolina.

These two Series 2015 mortgage revenue bonds each carry an annual interest rate of 5.5% and mature on December 1, 2050.  In December 2015, the Partnership borrowed approximately $23.4 million under two TOB Trusts securitizing these mortgage revenue bonds (see Note 12).

In December 2015, the Partnership acquired a Series 2015 B-1 mortgage revenue bond with a par value of approximately $3.6 million and a Series B-2 mortgage revenue bond with a par value of approximately $1.8 million. These mortgage revenue bonds are secured by the Sycamore Walk Apartments, a 112 unit multifamily residential property located in Bakersfield, California.  The 2015 Series B-1 mortgage revenue bond carries an annual interest rate of 5.25% which matures on January 1, 2033.  The 2015 Series B-2 mortgage revenue bond carries an initial annual cash interest rate of 5.5%, switching to 8.0% on January 1, 2017, maturing on January 1, 2018.  The 2015 Series B-1 bond is callable on or after January 1, 2030 and the 2015 Series B-2 bond is callable on or after April 1, 2016.

In November 2015, the Partnership acquired the following four mortgage revenue bonds.

•

The Partnership acquired approximately $7.6 million par value Series 2015A and $335,000 par value Series 2015B mortgage revenue bonds. These mortgage revenue bonds are secured by Crossing at 1415 Apartments, a 112 unit multifamily project located in San Antonio, Texas.

•

The Partnership acquired approximately $6.4 million par value Series 2015A and $510,000 par value Series 2015B mortgage revenue bonds. These mortgage revenue bonds are secured by Heights at 515 Apartments, a 97 unit multifamily project located in San Antonio, Texas.

•	The Series 2015A and Series 2015B mortgage revenue bonds carry annual stated interest rates of 6.0% and 12.0%, respectively and mature on December 1, 2052 and January 1, 2053, respectively.

In September 2015, the owner of the Suites on Paseo property and the Partnership mutually agreed to exchange the deed for the Suites on Paseo property for approximately $41.0 million Series A and B mortgage revenue bonds plus accrued interest. These mortgage revenue bonds were subsequently collapsed.  The following provides further background of the circumstances related to the Suites on Paseo.  On June 1, 2015, the Suites on Paseo was unable to pay the Partnership the interest due on the Series A and B mortgage revenue bonds. On June 25, 2015, the Partnership received a $500,000 payment, to be applied to accrued interest owed to the Partnership on June 1, 2015, which left approximately $674,000 as interest receivable. The Partnership issued a forbearance agreement, deferring the payment of the remaining June 1, 2015 unpaid interest due, until September 1, 2015. In addition, during the eight months ended September 1, 2015, the Partnership advanced approximately $1.1 million to the Suites on Paseo, including the interest on such advances. The Partnership completed a discounted cash flow (“DCF”) analysis of the Suites on Paseo and concluded the fair market value of the Suites on Paseo was approximately equal to the amount the Partnership had invested into the Suites on Paseo, approximately $43.4 million.  On December 31, 2015, the Partnership reported the Suites on Paseo property as an MF Property (see Notes 8 and 9).

In August 2015, the Partnership acquired Series 2015 A-1 mortgage revenue bond with a par value of approximately $4.4 million and a stated annual interest rate of 5.75% which will mature on September 1, 2032. In addition, the Partnership acquired a subordinate Series 2015 A-2 mortgage revenue bond, a par value of approximately $1.9 million, and an annual interest rate of 5.5% for the first year and 8.0% for the second year, maturing on September 1, 2017. These mortgage revenue bonds are secured by Seasons at Simi Valley Apartments, a 69 unit multifamily apartment complex located in Simi Valley, California.

In July 2015, the Partnership redeemed the Harden Ranch, Tyler Park Apartments and Westside Village Market mortgage revenue B bonds and received approximately $5.8 million for the full par value plus interest.

In June 2015, pursuant to the Forward Delivery Bond Purchase Agreement (“Bond Purchase Commitment”) executed in June 2013, the Partnership acquired a Series 2013A mortgage revenue bond with a par value of $8.0 million and a subordinate Series 2013B taxable mortgage revenue bond with a par value of  $500,000 with annual stated interest rates of 6.0% and 12.0%, respectively. Both mortgage revenue bonds mature on August 1, 2055 and are secured by Silver Moon Lodge Apartments, a 151 unit multifamily property located in Albuquerque, New Mexico.

In June 2015, pursuant to the Bond Purchase Commitment executed in August 2013, the Partnership acquired a Series 2013B mortgage revenue bond with a par value of approximately $24.6 million par with an annual stated interest rate of 6.0% which will mature on September 1, 2053. The mortgage revenue bond carries an additional annual 3.0% stated rate of interest calculated on the property’s excess cash flow. Simultaneously, the Partnership paid off the Series 2013C mortgage revenue bond with a par value of approximately $6.7 million. The Partnership continues to hold the subordinate Series 2013D taxable mortgage revenue bond with a par value of approximately $1.3 million with an annual stated interest rate of 9.0%, which will mature on October 1, 2053 and is recorded as an Other Asset. These mortgage revenue bonds are secured by the Vantage at Harlingen Apartments, a 288 unit multifamily apartment complex located in San Antonio, Texas. The Partnership also realized approximately $330,000 of additional interest which was paid from the property’s excess cash flows in June 2015.

In June 2015, the Partnership finalized the restructuring of two mortgage revenue bonds secured by the Renaissance Gateway Apartments, a 208 unit multifamily property located in Baton Rouge, Louisiana. The restructuring resulted in moving the Series B mortgage revenue bond with a par value of approximately $1.3 million and the Series C mortgage revenue bond with a par value of approximately $1.7 million into a Series A mortgage revenue bond with a par value of approximately $8.5 million. The new Series 2013A par value mortgage revenue bond reported on December 31, 2015 is approximately $11.5 million with an annual stated interest rate of 6.0%, which will mature on June 1, 2050. The Partnership received cash of approximately $1.2 million from the resizing of the mortgage revenue bonds.

In June 2015, pursuant to the Bond Purchase Commitment executed December 2012, the Partnership acquired a Series 2012B mortgage revenue bond of approximately $26.5 million with an annual stated interest rate of 6.0%, which will mature on January 1, 2053. The mortgage revenue bond carries an additional annual 3.0% stated rate of interest calculated on the property’s excess cash flow. Simultaneously, the Partnership paid off the Series 2012C mortgage revenue bond with a par value of approximately $6.0 million. The Partnership continues to hold a Series 2012D taxable mortgage revenue bond with a par value of $934,000 with an annual stated interest rate of 9.0%, which will mature on February 1, 2053 and is recorded in Other Assets. These mortgage revenue bonds are secured by the Vantage at Judson Apartments, a 288 unit multifamily apartment complex located in San Antonio, Texas. The Partnership also realized approximately $446,000 of additional interest calculated on the property’s excess cash flows in the month of June 2015.

In April 2015, the Partnership acquired a Series 2015A mortgage revenue bond with a par value of approximately $13.3 million with a stated annual interest rate of 6.0% which will mature on May 1, 2052. In addition, The Partnership also acquired a subordinate Series 2015B mortgage revenue bond with a par value of $125,000 with an annual stated interest rate of 12.0% which will mature on June 1, 2052. These mortgage revenue bonds are secured by Avistar at the Parkway Apartments, a 236 unit multifamily apartment complex located in San Antonio, Texas.

In January 2015, the Partnership acquired six mortgage revenue bonds below:

•

The Partnership acquired a Series 2015A mortgage revenue bond with a par value of  approximately $17.1 million and a Series 2015B mortgage revenue bond with a par value of  approximately $2.1 million. These mortgage revenue bonds are secured by Concord at Gulfgate  Apartments, a 288 unit multifamily residential property located in Houston, Texas.

•

The Partnership acquired a Series 2015A mortgage revenue bond with a par value of approximately $12.5 million and a Series 2015B mortgage revenue bond with a par value of  approximately $1.0 million. These mortgage revenue bonds are secured by Concord at Little York Apartments, a 276 unit multifamily residential property located in Houston, Texas.

•

The Partnership acquired a Series 2015A mortgage revenue bond with a par value of  approximately $18.0 million and a Series 2015B mortgage revenue bond with a par value of  approximately $2.8 million. These mortgage revenue bonds are secured by Concord at Williamcrest Apartments, a 288 unit multifamily residential property located in Houston, Texas.

These three Series A mortgage revenue bonds each carry an annual interest rate of 6.0% and mature on February 1, 2032. The three Series B mortgage revenue bonds each carry an annual interest rate of 12.0% and mature on March 1, 2032.  In July 2015, the Partnership restructured the existing TOB Trusts and borrowed approximately $41.8 million under three TOB Trusts securitizing these mortgage revenue bonds (see Note 12).

In November 2014, the Partnership acquired six mortgage revenue bonds. They are as follows:

•

The Partnership acquired an approximate $4.7 million par value Series A and an approximate $2.0 million par value Series B mortgage revenue bonds. These mortgage revenue bonds are secured by Glenview Apartments, an 88 unit multifamily residential property in Cameron, California.

•

The Partnership acquired an approximate $2.5 million par value Series A and an approximate $1.0 million par value Series B mortgage revenue bonds. These mortgage revenue bonds are secured by Montclair Apartments, an 80 unit multifamily residential property in Lemoore, California.

•

The Partnership acquired an approximate $3.0 million par value Series A and an approximate $1.7 million par value Series B mortgage revenue bonds. These mortgage revenue bonds are secured by Santa Fe Apartments, an 89 unit multifamily residential property in Hesperia, California.

These three Series A mortgage revenue bonds each carry an annual interest rate of 5.75% and mature on December 1, 2031. The three Series B mortgage revenue bonds each carry an annual interest rate of 5.50% for the first year and 8.0% for the second year, maturing on December 1, 2016.

In October 2014, the Partnership acquired at 99% of par, two mortgage revenue bonds, 2014-2 with a par value of $10.0 million with an annual stated interest rate of approximately 5.3% and 2014-1 with a par value of $10.0 million with a stated interest rate of approximately 6.0%, maturing on May 1, 2025 and May 1, 2034, respectively. These mortgage revenue bonds are secured by ground, facility, and equipment at The Proton Therapy Center, LLC d/b/a Provision Center for Proton Therapy (“Pro Nova”), an ancillary health care facility providing cutting edge proton and traditional photon therapy treatment to cancer patients in Knoxville, Tennessee. The Partnership simultaneously executed two new TOB Trusts under its credit facility with DB securitizing this transaction, borrowing approximately $18.0 million at a fixed rate of approximately 4.0% per annum which will mature in July 2017(Note 12). Pursuant to the terms of this TOB trust the Partnership is required to reimburse DB for any shortfall realized on the contractual cash flows on the SPEARS.

In August 2014, the Partnership acquired at par an approximate $11.2 million par value Series 2014A mortgage revenue bond with a stated interest rate of 6.0%, which will mature on September 1, 2051. In addition, the Partnership purchased a $520,000 par value Subordinate Series 2014B mortgage revenue bond with a stated interest rate of 12.0% which will mature on October 1, 2051. These mortgage revenue bonds are secured by Heritage Square, a 204 unit multifamily residential property in Edinburg, Texas.

In August 2014, the Partnership acquired at par the approximate $18.1 million mortgage revenue bond secured by Bruton Apartments, a 264 unit multifamily residential property under construction in Dallas, Texas. The mortgage revenue bond carries an annual interest rate of 6.0% and matures on August 1, 2054.

In June 2014, the Partnership acquired an approximate $40.3 million par value mortgage revenue bond secured by the Live 929 Apartments, with a 5.8% annual stated interest rate which will mature on July 1, 2049. The project is a 572-bed existing student housing project on the campus of The Johns Hopkins University School of Medicine in Baltimore, Maryland. In July 2014, this investment closed upon the execution of a $35.0 million tender option bond (“TOB”) Trust under the existing TOB structure (Note 12) plus approximately $5.3 million in cash.

In April 2014, the mortgage revenue bond secured by Autumn Pines was sold for the outstanding principal and accrued base interest. The Partnership received approximately $13.1 million for the Autumn Pines mortgage revenue bond and recognized a gain of approximately $873,000 after payment of all TOB related financing fees. This gain was Tier 2 income with approximately $650,000 allocated to the Unitholders and approximately $218,000 was allocated to the General Partner. This mortgage revenue bond had been acquired at a discount on June 1, 2011. The Partnership’s $9.8 million TOB financing facility which was the securitization of this mortgage revenue bond was collapsed and paid off in full in connection with this sale.

In February 2014, the Partnership acquired at par the senior $7.0 million par value and a subordinate $2.3 million par value mortgage revenue bond secured by Harden Ranch, a 100 unit multifamily residential property in Salinas, California. The senior mortgage revenue bond carries an annual interest rate of approximately 5.8% and matures on March 1, 2030. The subordinate mortgage revenue bond carries an annual interest rate of 5.5% for the first year and 8.0% for the second year and matures on March 1, 2016.

In February 2014, the Partnership acquired at par the senior $23.0 million par value mortgage revenue bond secured by Decatur Angle Apartments, a 302 unit multifamily residential property under construction in Fort Worth, Texas. The mortgage revenue bond carries an annual interest rate of 5.8% and matures on January 1, 2054.

In February 2014, the mortgage revenue bond secured by Lost Creek was redeemed for an amount greater than the outstanding principal and accrued base interest. This $18.5 million par value mortgage revenue bond had been acquired for approximately $15.9 million in May 2010. The Partnership received approximately $18.7 million for the Lost Creek mortgage revenue bond resulting in an approximate $2.8 million realized gain. This gain was Tier 2 income with approximately $2.1 million allocated to the Unitholders and approximately $709,000 allocated to the General Partner.

The properties securing the Partnership’s mortgage revenue bonds are geographically dispersed throughout the United States with significant concentrations in California and Texas. As of December 31, 2015 and 2014, the concentration in California, as a percentage of principal outstanding, was approximately 8% and 18%. As of December 31, 2015 and 2014, the concentration in Texas, as a percentage of principal outstanding, was approximately 51% and 38%. The Live 929 property in Baltimore, Maryland represents approximately 8% and 10% of the outstanding principal of the mortgage revenue bonds as of December 31, 2015 and 2014, respectively.

The following tables represent a description of certain terms of the mortgage revenue bonds owned by the Partnership as of December 31, 2015 and 2014:

Property Name	Year Acquired	Location	Maturity Date	Base Interest Rate	Principal Outstanding at December 31, 2015
Arbors at Hickory Ridge (3)	2012	Memphis, TN	12/1/2049	6.25%	$11,450,000
Ashley Square (1)	1999	Des Moines, IA	12/1/2025	6.25%	5,099,000
Avistar on the Boulevard - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	16,418,497
Avistar at Chase Hill - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	9,935,552
Avistar at the Crest - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	9,637,485
Avistar (February 2013 Acquisition) - Series B (3 Bonds)	2013	San Antonio, TX	4/1/2050	9.00%	2,168,196
Avistar at the Oak - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	7,777,936
Avistar in 09 - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	6,715,948
Avistar on the Hill - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	5,373,756
Avistar (June 2013 Acquisition) - Series B (3 Bonds)	2013	San Antonio, TX	9/1/2050	9.00%	1,009,621
Avistar at the Parkway - Series A (4)	2015	San Antonio, TX	5/1/2052	6.00%	13,300,000
Avistar at the Parkway - Series B	2015	San Antonio, TX	6/1/2052	12.00%	125,000
Bella Vista (1)	2006	Gainesville, TX	4/1/2046	6.15%	6,430,000
Bridle Ridge (1)	2008	Greer, SC	1/1/2043	6.00%	7,595,000
Brookstone (1)	2009	Waukegan, IL	5/1/2040	5.45%	9,168,742
Bruton (2)	2014	Dallas, TX	8/1/2054	6.00%	18,145,000
Columbia Gardens (2)	2015	Columbia, SC	12/1/2050	5.50%	15,000,000
Concord at Gulfgate - Series A (2)	2015	Houston, TX	2/1/2032	6.00%	17,060,000
Concord at Gulfgate - Series B	2015	Houston, TX	3/1/2032	12.00%	2,125,000
Concord at Little York - Series A (2)	2015	Houston, TX	2/1/2032	6.00%	12,480,000
Concord at Little York - Series B	2015	Houston, TX	3/1/2032	12.00%	960,000
Concord at Williamcrest - Series A (2)	2015	Houston, TX	2/1/2032	6.00%	18,020,000
Concord at Williamcrest - Series B	2015	Houston, TX	3/1/2032	12.00%	2,800,000
Copper Gate Apartments (3)	2013	Lafayette, IN	12/1/2029	6.25%	5,185,000
Cross Creek (1)	2009	Beaufort, SC	3/1/2049	6.15%	8,343,321
Crossing at 1415 - Series A	2015	San Antonio, TX	12/1/2052	6.00%	7,590,000
Crossing at 1415 - Series B	2015	San Antonio, TX	1/1/2053	12.00%	335,000
Decatur Angle (2)	2014	Fort Worth, TX	1/1/2054	5.75%	23,000,000
Glenview - Series A (4)	2014	Cameron Park, CA	12/1/2031	5.75%	4,670,000
Glenview - Series B	2014	Cameron Park, CA	12/1/2016	8.00%	2,053,000
Greens of Pine Glen - Series A (3)	2012	North Carolina	10/1/2047	6.50%	8,294,000
Greens of Pine Glen - Series B	2012	North Carolina	10/1/2047	9.00%	943,214
Harden Ranch - Series A (3)	2014	Salinas, CA	3/1/2030	5.75%	6,960,000
Heights at 515 - Series A	2015	San Antonio, TX	12/1/2052	6.00%	6,435,000
Heights at 515 - Series B	2015	San Antonio, TX	1/1/2053	12.00%	510,000
Heritage Square - Series A (4)	2014	Edinburg, TX	9/1/2051	6.00%	11,185,000
Heritage Square - Series B	2014	Edinburg, TX	10/1/2051	12.00%	520,000
Lake Forest Apartments (1)	2001	Daytona Beach, FL	12/1/2031	6.25%	8,766,000
Live 929 (2)	2014	Baltimore, MD	7/1/2049	5.78%	40,175,000
Montclair - Series A (4)	2014	Lemoore, CA	12/1/2031	5.75%	2,530,000
Montclair - Series B	2014	Lemoore, CA	12/1/2016	8.00%	928,000
Ohio Bond - Series A (1)	2010	Ohio	6/1/2050	7.00%	14,311,000
Ohio Bond - Series B	2010	Ohio	6/1/2050	10.00%	3,562,190
Pro Nova - 2014A (2)	2014	Knoxville, TN	5/1/2034	6.00%	10,000,000
Pro Nova - 2014B (2)	2014	Knoxville, TN	5/1/2025	5.25%	9,295,000
Renaissance - Series A (4) (5)	2015	Baton Rouge, LA	6/1/2050	6.00%	11,450,959
Runnymede (1)	2007	Austin, TX	10/1/2042	6.00%	10,350,000
Santa Fe - Series A (4)	2014	Hesperia, CA	12/1/2031	5.75%	3,065,000
Santa Fe - Series B	2014	Hesperia, CA	12/1/2016	8.00%	1,671,000
Seasons at Simi Valley - Series A-1	2015	Simi Valley, CA	9/1/2032	5.75%	4,376,000
Seasons at Simi Valley - Series A-2	2015	Simi Valley, CA	9/1/2017	5.50%	1,944,000
Silver Moon - Series A (4)	2015	Albuquerque, NM	8/1/2055	6.00%	7,983,811
Southpark (1)	2009	Austin, TX	12/1/2049	6.13%	13,560,000
Sycamore Walk - Series B-1	2015	Bakersfield, CA	1/1/2033	5.25%	3,632,000
Sycamore Walk - Series B-2	2015	Bakersfield, CA	1/1/2018	5.50%	1,815,000
The Palms at Premier Park (3)	2013	Columbia, SC	1/1/2050	6.25%	20,001,272
Tyler Park Townhomes (3)	2013	Greenfield, CA	1/1/2030	5.75%	6,075,000
Vantage at Judson (4) (5)	2015	San Antonio, TX	1/1/2053	9.00%	26,540,000
Vantage at Harlingen (4) (5)	2015	San Antonio, TX	9/1/2053	9.00%	24,575,000
Westside Village Market (3)	2013	Shafter, CA	1/1/2030	5.75%	3,970,000
Willow Run (2)	2015	Columbia, SC	12/1/2050	5.50%	15,000,000
Woodlynn Village (1)	2008	Maplewood, MN	11/1/2042	6.00%	4,351,000
					$534,745,500

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bond held by Deutsche Bank AG in a secured financing transaction, see Note 12

(3) Bonds owned by ATAX TEBS II, LLC, see Note 12

(4) Bonds owned by ATAX TEBS III, LLC, see Note 12

(5) Bonds were restructured in 2015

Property Name	Year Acquired	Location	Maturity Date	Base Interest Rate	Principal Outstanding at December 31, 2014
Arbors at Hickory Ridge (3)	2012	Memphis, TN	12/1/2049	6.25%	$11,450,000
Ashley Square (1)	1999	Des Moines, IA	12/1/2025	6.25%	5,159,000
Avistar on the Boulevard - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	16,525,000
Avistar at Chase Hill - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	10,000,000
Avistar at the Crest - Series A (3)	2013	San Antonio, TX	3/1/2050	6.00%	9,700,000
Avistar (February 2013 Acquisition) - Series B (3 Bonds)	2013	San Antonio, TX	4/1/2050	9.00%	2,175,000
Avistar at the Oak - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	7,800,000
Avistar in 09 - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	6,735,000
Avistar on the Hill - Series A (3)	2013	San Antonio, TX	8/1/2050	6.00%	5,389,000
Avistar (June 2013 Acquisition) - Series B (3 Bonds)	2013	San Antonio, TX	9/1/2050	9.00%	1,011,000
Bella Vista (1)	2006	Gainesville, TX	4/1/2046	6.15%	6,490,000
Bridle Ridge (1)	2008	Greer, SC	1/1/2043	6.00%	7,655,000
Brookstone (1)	2009	Waukegan, IL	5/1/2040	5.45%	9,256,001
Bruton (2)	2014	Dallas, TX	8/1/2054	6.00%	18,145,000
Copper Gate Apartments (3)	2013	Lafayette, IN	12/1/2029	6.25%	5,220,000
Cross Creek	2009	Beaufort, SC	3/1/2049	6.15%	8,422,997
Decatur Angle (2)	2014	Fort Worth, TX	1/1/2054	5.75%	23,000,000
Glenview - Series A	2014	Cameron Park, CA	12/1/2031	5.75%	4,670,000
Glenview - Series B	2014	Cameron Park, CA	12/1/2016	5.50%	2,053,000
Greens of Pine Glen - Series A (3)	2012	North Carolina	10/1/2047	6.50%	8,366,000
Greens of Pine Glen - Series B	2012	North Carolina	10/1/2047	9.00%	945,638
Harden Ranch - Series A (3)	2014	Salinas, CA	3/1/2030	5.75%	6,960,000
Harden Ranch - Series B	2014	Salinas, CA	3/1/2016	5.50%	2,340,000
Heritage Square - Series A	2014	Edinburg, TX	9/1/2051	6.00%	11,185,000
Heritage Square - Series B	2014	Edinburg, TX	10/1/2051	12.00%	520,000
Lake Forest Apartments (1)	2001	Daytona Beach, FL	12/1/2031	6.25%	8,886,000
Live 929 (2)	2014	Baltimore, MD	7/1/2049	5.78%	40,245,000
Montclair - Series A	2014	Lemoore, CA	12/1/2031	5.75%	2,530,000
Montclair - Series B	2014	Lemoore, CA	12/1/2016	5.50%	928,000
Ohio Bond - Series A (1)	2010	Ohio	6/1/2050	7.00%	14,407,000
Ohio Bond - Series B	2010	Ohio	6/1/2050	10.00%	3,573,430
Pro Nova - 2014A	2014	Knoxville, TN	5/1/2034	6.00%	10,000,000
Pro Nova - 2014B	2014	Knoxville, TN	5/1/2025	5.25%	10,000,000
Renaissance - Series A	2013	Baton Rouge, LA	6/1/2050	6.00%	8,550,000
Renaissance - Series B	2013	Baton Rouge, LA	6/1/2050	12.00%	1,250,000
Renaissance - Series C	2013	Baton Rouge, LA	6/1/2015	12.00%	2,875,000
Runnymede (1)	2007	Austin, TX	10/1/2042	6.00%	10,440,000
Santa Fe - Series A	2014	Hesperia, CA	12/1/2031	5.75%	3,065,000
Santa Fe - Series B	2014	Hesperia, CA	12/1/2016	5.50%	1,671,000
Southpark (1)	2009	Austin, TX	12/1/2049	6.13%	13,680,000
The Palms at Premier Park (3)	2013	Columbia, SC	1/1/2050	6.25%	20,152,000
The Suites on Paseo (2)	2013	San Diego, CA	12/1/2048	6.25%	35,450,000
Tyler Park Townhomes - Series A (3)	2013	Greenfield, CA	1/1/2030	5.75%	6,075,000
Tyler Park Townhomes - Series B	2013	Greenfield, CA	1/1/2016	5.50%	2,025,000
Vantage at Judson	2012	San Antonio, TX	1/1/2053	9.00%	6,049,000
Vantage at Harlingen	2013	San Antonio, TX	9/1/2053	9.00%	6,692,000
Westside Village Market - Series A (3)	2013	Shafter, CA	1/1/2030	5.75%	3,970,000
Westside Village Market - Series B	2013	Shafter, CA	1/1/2016	5.50%	1,430,000
Woodlynn Village (1)	2008	Maplewood, MN	11/1/2042	6.00%	4,390,000
					$409,506,066

(1) Bonds owned by ATAX TEBS I, LLC, see Note 12

(2) Bonds held by Deutsche Bank AG in a secured financing transaction, see Note 12

(3) Bonds held by ATAX TEBS II, LLC, see Note 12